                    [Van Kampen Investments Inc. Letterhead]

                                                                       497(j)

                                  May 3, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Van Kampen Global Managed Assets Fund
         Rule 497(j) Filing (File Nos. 33-74024 and 811-8286)

Ladies and Gentlemen:

     Van Kampen Global Managed Assets Fund (the "Registrant"), filed via EDGAR on April 30, 1999, a copy of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "Securities Act"), and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the statement of additional information contained in the Registration Statement does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.

     Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (630) 684-6774.


                                    Very truly yours,

                                    /s/ Nicholas Dalmaso

                                    Nicholas Dalmaso
                                    Assistant Secretary